Property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 21,094	$ 20,883
Accumulated depreciation	(8,025)	(5,658)
Property and equipment, net	13,069	15,225
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	2,620	2,600
Computer, hardware and software
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,024	2,787
Fixtures, fitting and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	287	287
Right of use asset (property leases)
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 15,163	$ 15,209